Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Statement of Comprehensive Income [Abstract]
Unrealized gain/(loss) on available-for-sale investments, tax effect	$ 1,418	$ 6,191	$ 513